Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2023

Shares		Value
COMMON STOCKS 94.9%
CONSUMER DISCRETIONARY 6.6%
	DISTRIBUTION/WHOLESALE 4.2%
113,561	Pool Corp.	$40,439,072
	ENTERTAINMENT 2.4%
194,490	Churchill Downs, Inc.	22,568,620
		63,007,692
CONSUMER STAPLES 1.0%
	FOOD 1.0%
59,800	J & J Snack Foods Corp.	9,786,270
FINANCIALS 12.5%
	INSURANCE 7.2%
265,992	American Financial Group, Inc.	29,703,327
613,004	W R Berkley Corp.	38,919,624
		68,622,951
	SOFTWARE 5.3%
32,800	Fiserv, Inc.(1)	3,705,088
66,708	Jack Henry & Associates, Inc.	10,082,247
70,100	MSCI, Inc.	35,966,908
		49,754,243
		118,377,194
HEALTHCARE 19.4%
	ELECTRONICS 1.7%
14,100	Mettler-Toledo International, Inc.(1)	15,623,787
	HEALTHCARE PRODUCTS 12.6%
17,200	Cooper Cos., Inc.	5,469,772
55,900	IDEXX Laboratories, Inc.(1)	24,443,393
214,000	STERIS PLC	46,955,880
114,016	West Pharmaceutical Services, Inc.	42,779,943
		119,648,988
	HEALTHCARE SERVICES 5.1%
37,700	Chemed Corp.	19,592,690
145,000	IQVIA Holdings, Inc.(1)	28,528,750
		48,121,440
		183,394,215
INDUSTRIALS 21.5%
	AEROSPACE/DEFENSE 8.3%
233,593	HEICO Corp.	37,825,714
48,100	TransDigm Group, Inc.(1)	40,554,553
		78,380,267
	BUILDING MATERIALS 3.8%
95,000	Lennox International, Inc.	35,571,800
	COMMERCIAL SERVICES 3.8%
57,193	Cintas Corp.	27,510,405
231,049	Rollins, Inc.	8,625,059
		36,135,464
	ENGINEERING & CONSTRUCTION 1.5%
166,400	Exponent, Inc.	14,243,840
	ENVIRONMENTAL CONTROL 4.1%
289,506	Waste Connections, Inc.	38,880,656
		203,212,027
Shares		Value
COMMON STOCKS 94.9% (continued)
INFORMATION TECHNOLOGY 31.4%
	COMMERCIAL SERVICES 4.5%
123,400	Gartner, Inc.(1)	$42,401,474
	COMPUTERS 3.5%
199,510	CGI, Inc.(1)(2)	19,649,740
53,960	EPAM Systems, Inc.(1)	13,797,032
		33,446,772
	INTERNET 2.6%
120,000	CDW Corp.	24,211,200
	MISCELLANEOUS MANUFACTURERS 3.1%
72,200	Teledyne Technologies, Inc.(1)	29,499,476
	SEMICONDUCTORS 2.8%
58,311	Monolithic Power Systems, Inc.	26,939,682
	SOFTWARE 11.9%
45,400	ANSYS, Inc.(1)	13,508,770
149,600	Cadence Design Systems, Inc.(1)	35,051,280
39,900	Fair Isaac Corp.(1)	34,654,347
19,400	Roper Technologies, Inc.	9,395,032
51,200	Tyler Technologies, Inc.(1)	19,770,368
		112,379,797
	TELECOMMUNICATIONS 3.0%
67,000	Motorola Solutions, Inc.	18,240,080
61,800	Nice Ltd. ADR(1)(2)	10,506,000
		28,746,080
		297,624,481
MATERIALS 1.3%
	PACKAGING & CONTAINERS 1.3%
100,700	AptarGroup, Inc.	12,591,528
REAL ESTATE 1.2%
	REITS 1.2%
172,300	Equity Lifestyle Properties, Inc. REIT	10,977,233
TOTAL COMMON STOCKS (Cost $714,806,884)		898,970,640
SHORT-TERM INVESTMENTS 5.3%
	MONEY MARKET FUNDS 5.3%
50,027,707	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%	50,027,707
TOTAL SHORT-TERM INVESTMENTS (Cost $50,027,707)		50,027,707
TOTAL INVESTMENTS IN SECURITIES 100.2% (Cost $764,834,591)		$948,998,347
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.2)%		(1,882,435)
NET ASSETS(3) 100.0%		$947,115,912

See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2023, the market value of the securities on loan was $12,024,923.
(3)
For federal income tax purposes, the aggregate cost was
$764,834,591, aggregate gross unrealized appreciation
was $200,386,134, aggregate gross unrealized
depreciation was $16,222,378 and the net unrealized
appreciation was $184,163,756.

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$898,970,640	$—	$—	$898,970,640
Short-Term Investments	50,027,707	—	—	50,027,707
Total Investments in Securities	$948,998,347	$—	$—	$948,998,347

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2023, there were no Level 3 investments.